Hood River International Opportunity Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 87.7%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA	300	$9,254
Entertainment - 1.0%
Nexon Co Ltd.	1,100	19,435
Interactive Media & Services - 1.4%
Baltic Classifieds Group PLC	18,500	28,340
TOTAL COMMUNICATION SERVICES (Cost $63,806)		57,029

CONSUMER DESCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 6.0%
Basic-Fit NV (a)	877	26,334
eDreams ODIGEO SA (a)	5,500	21,975
Inspired Entertainment, Inc. (a)	2,694	23,788
Playa Hotels & Resorts NV - ADR (a)	1,605	9,341
Webjet Ltd. (a)	12,778	38,772
		120,210
Internet & Direct Marketing Retail - 0.5%
Farfetch Ltd. - ADR (a)	1,300	9,685
Leisure Products - 1.3%
Sanlorenzo SpA	798	25,617
TOTAL CONSUMER DISCRETIONARY (Cost $201,983)		155,512

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Denison Mines Corp. - ADR (a)	29,196	34,743
Enerplus Corp. (a)	678	9,601
Iwatani Corp.	600	22,593
NexGen Energy Ltd. - ADR (a)	5,435	19,946
Scorpio Tankers, Inc. - ADR	127	5,339
United Tractors TBK PT	14,000	30,060
		122,282
TOTAL ENERGY (Cost $137,874)		122,282

FINANCIALS - 5.4%
Banks - 4.1%
PT Bank Negara Indonesia	53,600	31,350
Bank of Queensland Ltd.	3,600	14,997
Butterfield Bank	1,100	35,706
		82,053
Capital Markets - 1.3%
Canaccord Genuity Group, Inc. (a)	5,209	25,530
TOTAL FINANCIALS (Cost $159,713)		107,583

HEALTH CARE - 6.4%
Biotechnology - 3.9%
Biohaven Pharmaceutical Holding Co Ltd. - ADR (a)	450	68,026
Exscientia Plc - ADR (a)	1,213	9,959
		77,985
Health Care Equipment & Supplies - 1.7%
Establishment Labs Holdings, Inc. - ADR (a)	630	34,404
Health Care Providers & Services - 0.8%
Korian SA	1,655	16,868
TOTAL HEALTH CARE (Cost $159,922)		129,257

INDUSTRIALS - 24.1%
Commercial Services & Supplies - 4.7%
GFL Environmental, Inc. - ADR	3,750	94,837
Electrical Equipment - 1.0%
Bizlink Holding, Inc.	1,000	8,784
PowerCell Sweden AB (a)	945	11,584
		20,368
Engineering & Construction - 1.0%
Saratoga Investama	112,000	19,420
Industrial Conglomerates - 1.2%
KOC Holding AS	9,600	23,367
Machinery - 6.2%
CNH Industrial NV - ADR	1,750	19,548
Japan Steel Works Ltd/The	1,000	19,719
Mitsubishi Heavy Industries Ltd.	900	29,933
Pentamaster Corp Bhd	19,100	16,871
Precia SA	1,320	37,516
		123,587
Marine - 0.7%
Star Bulk Carriers Corp. - ADR	833	14,561
Road & Rail - 2.5%
TFI International, Inc. - ADR	550	49,764
Trading Companies & Distributors - 6.8%
Marubeni Corp.	12,209	106,529
Mills Estruturas e Servicos de Engenharia SA	14,900	30,384
		136,913
TOTAL INDUSTRIALS (Cost $548,854)		482,817

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 2.0%
ADVA Optical Networking SE (a)	2,208	40,652
Electronic Equipment, Instruments & Components - 1.9%
Fabrinet - ADR (a)	324	30,926
LG Innotek Co Ltd.	41	7,728
		38,654
IT Services - 5.4%
WNS Holdings Ltd. - ADR (a)	1,310	107,210
Semiconductors & Semiconductor Equipment - 8.5%
Alchip Technologies Ltd.	1,455	39,323
Credo Technology Group Holding Ltd. - ADR (a)	2,540	27,940
Malaysian Pacific Industries Bhd	2,300	14,020
NXP Semiconductors NV - ADR	606	89,391
		170,674
Software - 5.9%
Cerillion Plc	2,700	31,051
CyberArk Software Ltd. - ADR (a)	211	31,638
Elastic NV - ADR (a)	341	24,463
JFrog Ltd. - ADR (a)	448	9,905
Kinaxis, Inc. (a)	105	10,419
NICE Ltd. - ADR (a)	58	10,918
		118,394
TOTAL INFORMATION TECHNOLOGY (Cost $539,099)		475,584

MATERIALS - 3.9%
Chemicals - 2.9%
CVR Partners LP	509	58,245
Metals & Mining - 1.0%
Vale Indonesia TBK (a)	48,000	20,009
TOTAL MATERIALS (Cost $58,463)		78,254

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Nexus Industrial REIT (a)	5,250	31,773
Real Estate Management & Development - 4.5%
Ciputra Development TBK PT	340,000	21,212
Corp Inmobiliaria Vesta SAB de CV	16,500	30,789
Nomura Real Estate Holdings, Inc.	800	18,067
Tosei Corp.	2,100	20,112
		90,180
TOTAL REAL ESTATE (Cost $150,056)		121,953

UTILITIES - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
ReNew Energy Global Plc - ADR (a)	4,898	29,486
TOTAL UTILITIES (Cost $35,469)		29,486
TOTAL COMMON STOCKS (Cost $2,055,239)		1,759,757

REITS - 2.1%
FIBRA Macquarie Mexico	21,500	25,995
Fibra Uno Administracion SA de CV	16,000	16,461
TOTAL REITS (Cost $45,586)		42,456

EXCHANGE TRADED FUNDS - 1.2%
KraneShares Global Carbon Stra	660	24,552
TOTAL EXCHANGE TRADED FUNDS (Cost $33,153)		24,552

MUTUAL FUNDS - 1.9%
Sprott Physical Uranium Trust
TOTAL MUTUAL FUNDS (Cost $40,373)	3,235	38,141
		38,141
MONEY MARKET FUNDS - 10.9%
First American Treasury Obligations Fund - Class Z - 2.875% (b)	219,235	219,235
TOTAL MONEY MARKET FUNDS (Cost $219,235)		219,235

Total Investments (Cost $2,393,586) - 103.8%		2,084,141
Liabilities in Excess of Other Assets - (3.8%)		(76,932)
TOTAL NET ASSETS - 100.00%		$2,007,209

	Percentages are stated as a percent of net assets.

	ADR - American Depository Receipt
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2022

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
	Capital Management LLC.

	Country Allocation of Portfolio Assets*
	United States	7.8%
	Canada	18.8%
	Japan	12.3%
	United Kingdom	11.8%
	Netherlands	9.4%
	Israel	5.3%
	France	5.2%
	Jersey	3.7%
	Cayman Islands	2.8%
	Australia	2.3%
	Italy	2.2%
	Indonesia	1.8%
	Thailand	1.5%
	Denmark	1.0%
	Turkey	0.8%
	Sweden	0.6%
	Korea	0.5%
	Short-Term Investments and Other	12.2%

	* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at September 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$28,340	$28,689	$-	$57,029
Consumer Discretionary	42,814	112,698	-	155,512
Energy	69,629	52,653	-	122,282
Financials	61,236	46,347	-	107,583
Health Care	112,389	16,868	-	129,257
Industrials	246,610	236,207	-	482,817
Information Technology	373,861	101,723	-	475,584
Materials	58,245	20,009	-	78,254
Real Estate	83,774	38,179	-	121,953
Utilities	29,486	-	-	29,486
Total Common Stocks	1,106,384	653,373	-	1,759,757
REITs	42,456	-	-	42,456
Exchange Traded Funds	24,552			24,552
Mutual Funds	38,141	-	-	38,141
Short-Term Investments	219,235	-	-	219,235
Total Investments in Securities	$1,430,768	$653,373	$-	$2,084,141